Preparation basis	12 Months Ended
Dec. 31, 2024
Preparation basis
Preparation basis

3.   Preparation basis

These consolidated financial statements have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) or “IFRS Accounting Standards”.

The issuance of these consolidated financial statements was approved by the Executive Board of Directors on May 15, 2025.

a.  Measurement basis

The financial statements were prepared based on historical cost, except for certain financial instruments measured at fair value, as described in the following accounting practices. See item (d) below for information on the measurement of financial information of subsidiaries located in hyperinflationary economies.

b.  Functional and presentation currency

These consolidated financial statements are presented in Brazilian Real (R$), which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

The functional currency of the subsidiary Zenvia US Corporation is the US Dollar. The indirect subsidiaries of the Company have the following functional currencies: Rodati Motors Central de Informações de Veículos Automotores Ltda. has the local currency, Brazilian Real (BRL), as its functional currency; Zenvia Argentina S.A. has the local currency, Argentine Peso (ARG), as its functional currency; and Zenvia México. has the local currency, Mexican Pesos (MEX), as its functional currency.

c.  Foreign currency translation

For the consolidated Company subsidiaries in which the functional currency is different from the Brazilian Real, the financial statements are translated to Real as of the closing date. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in profit or loss and presented within finance costs.

d.  Accounting and reporting in highly hyperinflationary economy

In December 2024, considering that the inflation accumulated in the past five years in Argentina was higher than 100%, the adoption of the accounting and reporting standard in the hyperinflationary economy became mandatory in relation to the subsidiary Zenvia Argentina S.A., located in Argentina.

Non-monetary assets and liabilities, the equity and the statement of profit or loss of subsidiaries that operate in hyperinflationary economies are adjusted by the change in the general purchasing power of the currency, applying a general price index.

The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy based on current cost approach are in terms of the current measurement unit at the balance sheet date and translated into Real at the closing exchange rate for the period. The impacts of changes in general purchasing power were reported as finance costs in the statements of profit or loss of the Company.

IAS 29 generated an impact for the year ended December 31, 2024, in the finance result in the amount of R$5,174 (R$2,993 in 2023 and R$65 in 2022)

e.  Critical use of estimates and accounting judgments

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Judgments:

Information about judgments referring to the adoption of accounting policies which impact significantly the amounts recognized in the financial statements are included in the following notes:

Note 12 - Intangible assets: determination of useful lives of intangible assets.

Uncertainties on assumptions and estimates:

Information on uncertainties as to assumptions and estimates that pose a high risk of resulting in a material adjustment within the next fiscal year are included in the following notes:

Note 8 – Allowance for expected losses: main assumptions in the determination of loss rate.

Note 12 - Impairment test of intangible assets, intangible assets with an indefinite useful life and goodwill: assumptions regarding projections of generation of future cash flows.

Note 19 - Provision for labor, tax and civil risks: main assumptions regarding the likelihood and magnitude of the cash outflows.

Note 20 – Long-Term Incentive Programs and Management remuneration: the provision is determined at the contract signing date, based on the share value and exchange rate at that moment, with no subsequent adjustments.

Note 25 – recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.